Note 7 - Mortgage Loans Payable	12 Months Ended
Dec. 31, 2013
Mortgage Loans on Real Estate [Abstract]
Mortgage Loans on Real Estate, by Loan Disclosure [Text Block]

 7.    Mortgage Loans Payable

Mortgage and loans payable are comprised of the following:

	December 31, 2013	December 31, 2012
Mortgage payable – Port Jefferson Professional Park (a)	$-	$5,013,415
	$-	$5,013,415

The detailed terms of the below mortgages reflect the mortgages between FMI and GSD LLC during 2013 and are eliminated in consolidation as of and for the year ended December 31, 2013:

(a) In June 2007, in connection with the purchase of the Port Jefferson Professional Park, the Company assumed a $5,551,191 mortgage payable to a bank (the “Port Jefferson Mortgage”). The Port Jefferson Mortgage bears interest at 5.75% through February 1, 2012. Effective January 17, 2012, the Company negotiated an interest rate modification from 5.75% to 5% for the 5 year period February 1, 2012 through February 1, 2017 and adjusts to the higher of 5.75% or 275 basis points in excess of the Federal Home Loan Bank’s five year Fixed Rate Advance (“Fixed Rate Advance”) thereafter. The Port Jefferson Mortgage is payable in monthly installments of principal and interest totaling $33,439 through February 2012. From March 1, 2012 through February 1, 2022, the minimum monthly installment will be no less than $31,086 and will vary based upon the Fixed Rate Advance. The Port Jefferson Mortgage is collateralized by the Port Jefferson Professional Park in Port Jefferson Station, New York. The Port Jefferson Mortgage was prepaid in full in January 2013 through an assumption by a subsidiary of the Company and was subject to a prepayment penalty of $200,129.

In June 2008, in connection with the purchase of the Cortlandt Medical Center in Cortlandt Manor, New York, the Company borrowed $5,250,000 from a bank (the “Cortlandt Mortgage”). The Cortlandt Mortgage originally bore interest at a per annum rate of 225 basis points above the one month LIBOR rate (4.71% at inception) through July 1, 2018, subject to monthly adjustment. The Cortlandt Mortgage is payable in monthly installments with a fixed principal payment of $17,500 plus interest, through June 1, 2018, when, a balloon payment is due of approximately $3,168,000. The Cortlandt Mortgage is collateralized by the Cortlandt Medical Center. As part of the terms and conditions of the Cortlandt Mortgage, reacting to an increase in the LIBOR rate, the Company exercised an option to enter into an interest rate swap agreement in November 2008 with the bank holding the mortgage, thereby fixing the interest rate at 5.66% through November 1, 2011. Following the expiration of the Interest Rate Swap Agreement, the Cortlandt Mortgage interest rate became variable and floating based on the one month Libor rate plus 225 basis points, which equates to approximately 2.5% at December 31, 2011. The Cortlandt Mortgage was prepaid in full in November 2012 through an assumption by a subsidiary of the Company without any prepayment penalties.

In March 2009, in connection with the purchase of the Fairfax Medical Center in Fairfax, Virginia, by Virginia Healthcare Center, LLC (“VHC”), a wholly-owned subsidiary of the Company, VHC borrowed $8,000,000 from a bank (the “Fairfax Mortgage”). The Fairfax Mortgage bears interest at 5.875% through April 10, 2014 and thereafter adjusts to the highest of 5.50% or 300 basis points over the weekly average yield on five-year United States Treasury securities. The Fairfax Mortgage is collateralized by a Deed of Trust and Security Agreement establishing a first trust lien upon the land, buildings and improvements as well as a Collateral Assignment of Leases and Rents and was due to mature on April 10, 2019. The payment of the indebtedness evidenced by the Fairfax Mortgage and the performance by VHC of its obligations thereunder have been guaranteed by the Company. The Fairfax Mortgage was prepaid in full in December 2012, through an assumption by a subsidiary of the Company, inclusive of prepayment penalties of $133,401.

Mortgage loan related interest expense for the years ended December 31, 2013, 2012 and 2011 approximated $ 5,000, $963,000 and $1,194,000, respectively.